Ordinary Shares (Details) (USD $)	1 Months Ended		12 Months Ended
	Mar. 31, 2014	May 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Ordinary Shares
Ordinary shares, par value (in dollars per share)			0.00002	$ 0.00002
Ordinary shares reserved for issuance			563,842,725	59,786,401
RSUs and share options
Ordinary Shares
Ordinary shares reserved for issuance			54,093,176	59,786,401
Ordinary shares | Huang River Investment Limited
Ordinary Shares
Ordinary shares issued	351,678,637
Common Class A
Ordinary Shares
Ordinary shares issued		166,120,400
Common Class A | Private Placement
Ordinary Shares
Ordinary shares issued			139,493,960
Preferred Shares
Ordinary Shares
Ordinary shares reserved for issuance			509,749,549